INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE
Summary of effective income tax rate reconciliation

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Loss before income tax	(211,900)	(451,754)	(607,487)	(88,077)
Income tax computed at respective applicable tax rate	(48,607)	(94,531)	(138,079)	(20,020)
Research and development super-deduction	(22,121)	(44,646)	(65,299)	(9,467)
Non-deductible expenses	100	193	142	21
Changes in valuation allowance	70,628	138,984	203,258	29,469
Income tax expense	—	—	22	3

Summary of deferred tax assets and liabilities

	For the years ended
	December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Deferred tax assets:
Net operating loss carry forward	274,502	441,456	64,005
Capitalized research and development expenses	—	21,630	3,136
Accrued expenses	—	10,482	1,520
Capitalized Inventory	4,361	5,624	816
Depreciation and amortization of property, equipment and software	2,075	2,430	352
Others	1,843	4,417	640
Gross deferred tax assets	282,781	486,039	70,469
Less: valuation allowance	(282,781)	(486,039)	(70,469)
Total deferred tax assets, net	—	—	—

Summary of valuation allowance

	For the years ended
	December 31,
	2020	2021	2022
		RMB	RMB	US$
				(Note 2)
Balance as of January 1	73,169	143,797	282,781	40,999
Addition	70,628	138,984	203,258	29,470
Balance as of December 31	143,797	282,781	486,039	70,469